Long-Term Debt (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Summary of Long-Term Debt
Term Credit Agreement	$ 100,000,000	$ 0
Convertible Notes	324,300,000	311,100,000
Total Long-Term Debt	$ 424,338,000	$ 311,060,000